Condensed Consolidated Statements of Stockholders Deficit (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Non-controlling Interest	Retained Earnings (Accumulated Deficit)
Balance, share at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	$ (7,710)	$ 16,424	$ (2,457)	$ (21,677)
Sales of common stock for cash (Note 4), share		15,336
Sales of common stock for cash (Note 4),amount	77	$ 77	0	0
Net loss	(2,375)	0	(103)	(2,272)
Balance, amount at Dec. 31, 2021	(10,008)	16,501	(2,560)	(23,949)
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Balance, share at Dec. 31, 2021		51,143,634
Sales of common stock for cash (Note 4), amount	43	$ 43
Net loss	(602)	$ 0	(8)	(594)
Sales of common stock for cash (Note 4), shares		8,500
Balance, amount at Mar. 31, 2022	(10,567)	$ 16,544	(2,568)	(24,543)
Balance, share at Mar. 31, 2022		51,152,134
Balance, share at Dec. 31, 2021		51,143,634
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Sales of common stock for cash (Note 4), share		8,500
Sales of common stock for cash (Note 4),amount	43	$ 43	0	0
Net loss	(3,352)	0	(119)	(3,233)
Balance, amount at Dec. 31, 2022	(13,317)	16,544	(2,679)	(27,182)
Balance, amount at Dec. 31, 2022	(13,317)	$ 16,544	(2,679)	(27,182)
Balance, share at Dec. 31, 2022		51,152,134
Sales of common stock for cash (Note 4), amount	0	$ 0
Net loss	(502)	0	(6)	(496)
Balance, amount at Mar. 31, 2023	$ (13,819)	$ 16,544	$ (2,685)	$ (27,678)
Balance, share at Mar. 31, 2023		51,152,134